REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reportable Segments [Line Items]
Revenues from goods sale	$ 6,251,442	$ 4,662,312	$ 5,245,489
Revenues from rendering of services	98,319	70,557	83,725
Revenues	6,349,761	4,732,869	5,329,214
Non-current Assets other than deferred tax	12,734,347	12,477,953	11,922,582
Chile
Disclosure Of Reportable Segments [Line Items]
Revenues from goods sale	3,409,152	2,573,641	2,841,003
Revenues from rendering of services	63,432	38,852	54,921
Revenues	3,472,584	2,612,493	2,895,924
Non-current Assets other than deferred tax	8,842,910	8,404,695	7,480,456
Argentina
Disclosure Of Reportable Segments [Line Items]
Revenues from goods sale	524,976	379,200	395,689
Revenues from rendering of services	0	0	0
Revenues	524,976	379,200	395,689
Non-current Assets other than deferred tax	688,698	741,337	781,693
Brazil
Disclosure Of Reportable Segments [Line Items]
Revenues from goods sale	630,440	414,622	542,676
Revenues from rendering of services	0	0	0
Revenues	630,440	414,622	542,676
Non-current Assets other than deferred tax	642,578	694,079	947,265
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenues from goods sale	1,041,285	829,497	928,617
Revenues from rendering of services	0	0	0
Revenues	1,041,285	829,497	928,617
Non-current Assets other than deferred tax	735,846	774,969	832,570
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenues from goods sale	454,498	333,104	410,834
Revenues from rendering of services	34,886	31,690	28,731
Revenues	489,384	364,794	439,565
Non-current Assets other than deferred tax	1,698,320	1,725,736	1,724,698
Mexico
Disclosure Of Reportable Segments [Line Items]
Revenues from goods sale	191,091	132,248	126,670
Revenues from rendering of services	1	15	73
Revenues	191,092	132,263	126,743
Non-current Assets other than deferred tax	$ 125,995	$ 137,137	$ 155,900